Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 01, 2011 Y	Dec. 31, 2010	May 01, 2010 Y	Dec. 31, 2009	May 01, 2009 Y	Dec. 31, 2008	May 01, 2008 Y
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted				912,000		890,000		954,000		592,000
Vesting period				2 years		2 years		2 years		2 years
Contractual term (in years)				4		4		4		4
Grant-date fair value per share of stock options			¥ 772		¥ 988		¥ 699		¥ 1,247
Recognized compensation cost for stock options	¥ 95	¥ 364	¥ 748
Fair value of vested shares	570	848	547
Cash received from the exercise of stock options	¥ 28	¥ 35	¥ 216